UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2006

Date of reporting period:	12/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

December 31, 2005

(Unaudited)

Shares	Description	Value
	EQUITIES—113.9%
	HONG KONG—31.3%
355,000	ASM Pacific Technology, Ltd.	$2,003,089
	(Information Technology)
944,000	BOC Hong Kong Holdings, Ltd.	1,814,062
	(Banking)
750,000	Cafe De Coral Holdings, Ltd.	889,903
	(Consumer Discretionary)
331,000	Cheung Kong Holdings, Ltd.	3,395,955
	(Real Estate Developers)
15,986,000	China Construction Bank (Class “H” Shares)(a)	5,566,694
	(Banking)
2,404,500	China Netcom Group Corp., Ltd.	3,891,906
	(Telecommunications)
3,080,000	China Oilfield Services, Ltd. (Class “H” Shares)	1,241,351
	(Energy)
3,276,000	China Shipping Development Co., Ltd. (Class “H” Shares)	2,408,311
	(Industrials)
1,622,000	CNOOC, Ltd.	1,098,257
	(Energy)
338,000	Esprit Holdings, Ltd.	2,401,940
	(Consumer Discretionary)
981,600	Guangzhou R&F Properties Co., Ltd. (Class “H” Shares)(a)	3,418,158
	(Real Estate Developers)
2,000,000	Hong Kong and China Gas Co., Ltd.	4,268,957
	(Utilities)
1,285,000	Hongkong Land Holdings, Ltd.	4,034,900
	(Real Estate Developers)
527,300	Hutchison Whampoa, Ltd.	5,022,293
	(Industrials)
1,238,400	Kingboard Chemical Holdings, Ltd.	3,354,085
	(Information Technology)
6,086,000	PetroChina Co., Ltd. (Class “H” Shares)	4,984,246
	(Energy)

Shares	Description	Value
2,200,000	Ports Design, Ltd.	$2,553,636
	(Consumer Discretionary)
4,000	Sinopec Zhenhai Refining & Chemical Co., Ltd. (Class “H” Shares)	5,262
	(Energy)
187,500	Swire-Pacific, Ltd. “A”	1,683,078
	(Real Estate Developers)
779,000	Techtronic Industries Co., Ltd.	1,853,650
	(Consumer Discretionary)
645,000	Wharf Holdings, Ltd.	2,279,314
	(Real Estate Developers)
612,000	Weichai Power Co., Ltd. (Class “H” Shares)	1,033,990
	(Industrials)
2,820,000	Zijin Mining Group Co., Ltd. (Class “H” Shares)	1,245,671

	(Materials)
		60,448,708

	INDIA—3.0%
78,147	Housing Development Finance Corp., Ltd.	2,096,309
	(Banking)
29,268	Infosys Technologies, Ltd.	1,949,303
	(Information Technology)
118,932	Tata Motors, Ltd.	1,726,027

	(Industrials)
		5,771,639

	MALAYSIA—4.0%
1,340,000	Commerce Asset-Holdings Berhad	2,020,902
	(Banking)
948,700	Malayan Banking Berhad	2,786,234
	(Banking)
696,000	Tanjong PLC	2,670,194
	(Consumer Discretionary)
339,700	WTK Holdings Berhad	309,186
	(Materials)

		7,786,516

See Notes to Portfolio of Investments.

4

Shares	Description	Value

	SINGAPORE—8.5%
639,000	Capitaland, Ltd.	$1,322,082
	(Real Estate Developers)
2,000,000	ComfortDelGro Corp., Ltd.	1,924,638
	(Industrials)
633,000	Cosco Corp. Singapore, Ltd.	822,350
	(Industrials)
319,000	DBS Group Holdings, Ltd.	3,165,729
	(Banking)
149,000	Keppel Corp., Ltd.	985,776
	(Industrials)
845,000	Keppel Land, Ltd.	1,860,103
	(Real Estate Developers)
2,798,000	Macquarie International Infrastructure Fund, Ltd.	1,590,299
	(Industrials)
196,000	Oversea-Chinese Banking Corp., Ltd.	789,823
	(Banking)
146,000	Singapore Airlines, Ltd.	1,088,864
	(Industrials)
700,577	Singapore Technologies Engineering, Ltd.	1,205,094
	(Industrials)
2,599,000	Suntec REIT	1,688,221

	(Real Estate Developers)
		16,442,979

	SOUTH KOREA—38.7%
33,420	Binggrae Co., Ltd.	1,317,492
	(Consumer Staples)
18,420	Cheil Communications, Inc.	4,018,014
	(Consumer Discretionary)
130,000	Doosan Infracore Co., Ltd.	2,327,744
	(Industrials)
121,694	Hana Financial Group, Inc.	5,561,916
	(Banking)
130,540	Hyundai Engineering & Construction Co., Ltd.(a)	5,830,619
	(Industrials)
39,250	Hyundai Mobis	3,587,773
	(Consumer Discretionary)
55,670	Hyundai Motor Co.	5,358,551
	(Consumer Discretionary)
106,919	Kookmin Bank	8,091,511
	(Banking)

Shares	Description	Value
41,230	KT&G Corp.	$1,837,475
	(Consumer Staples)
140,000	LG International Corp.	3,233,912
	(Industrials)
32,790	LG Electronics, Inc.	2,896,718
	(Consumer Discretionary)
16,268	Samsung Electronics Co.	10,605,542
	(Information Technology)
61,480	Samsung Electro-Mechanics Co., Ltd.	2,338,533
	(Information Technology)
255,400	Samsung Heavy Industries Co., Ltd.	4,484,691
	(Industrials)
11,874	Shinsegae Co., Ltd.	5,203,722
	(Consumer Staples)
29,670	S-Oil Corp.	2,072,218
	(Energy)
120,590	Woongjin Coway Co., Ltd.	2,857,131
	(Consumer Discretionary)
147,450	Woori Finance Holdings Co., Ltd.	2,931,933

	(Banking)
		74,555,495

	TAIWAN—24.4%
1,938,000	Acer, Inc.	4,870,607
	(Information Technology)
842,200	Asustek Computer, Inc.	2,591,266
	(Information Technology)
571,000	Delta Electronics, Inc.	1,170,648
	(Information Technology)
6,986,400	Far Eastern Textile, Ltd.(b)	4,692,859
	(Industrials)
600,600	Foxconn Technology Co., Ltd.	2,991,428
	(Information Technology)
964,956	Hon Hai Precision Industry Co., Ltd.	5,291,215
	(Information Technology)
134,800	MediaTek, Inc.	1,589,192
	(Information Technology)
1,287,000	Mitac International Corp.	1,893,656
	(Information Technology)
3,553,828	Siliconware Precision Industries Co., Ltd	4,985,417
	(Information Technology)

See Notes to Portfolio of Investments.

5

Shares	Description	Value

	TAIWAN—(cont’ d.)
4,761,646	Shin Kong Financial Holding Co., Ltd.	$3,706,154
	(Insurance)
2,475,900	Taiwan Cement Corp.	1,768,689
	(Materials)
2,227,000	Taiwan Fertilizer Co., Ltd.	2,594,939
	(Materials)
3,561,294	Taiwan Semiconductor Manufacturing Co., Ltd.	6,780,524
	(Information Technology)
3,046,505	Yuanta Core Pacific Securities Co.	2,120,623

	(Diversified Financials)
		47,047,217

	THAILAND—4.0%
1,124,600	Bangkok Bank PCL	3,152,444
	(Banking)
1,163,400	Kasikornbank PCL	2,126,874
	(Banking)
2,346,500	Shin Corp. PCL	2,416,566

	(Telecommunications)
		7,695,884

	Total Investments—113.9% (cost $156,753,151)	219,748,438
	Liabilities in excess of other assets—(13.9%)	(26,867,657)

	Net Assets—100%	$192,880,781

The following annotations are used in the Portfolio of Investments:

(a)	Non-income producing securities.
(b)	An Independent Director of the Fund is Chairman and Chief Executive Officer of the company.

The following abbreviation is used in the Portfolio of Investments:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2005 was as follows:

Information Technology	27.1%
Banking	20.8
Industrials	19.9
Consumer Discretionary	15.1
Real Estate Developers	10.2
Energy	4.9
Consumer Staples	4.3
Telecommunications	3.3
Materials	3.1
Utilities	2.2
Insurance	1.9
Diversified Financials	1.1

113.9
Liabilities in excess of other assets	(13.9)

100.0%

See Notes to Portfolio of Investments.

6

Notes to Portfolio of Investments

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

7

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald G.M Watt
Ronald G.M Watt
President and Principal Executive Officer

Date	February 24, 2006

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
Treasurer and Principal Financial Officer

Date	February 24, 2006

*	Print the name and title of each signing officer under his or her signature.